SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche European Equity Fund
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.
Britta Weidenbach, CFA, Managing Director. Lead Portfolio Manager of the fund. Began managing the fund in 2014.
Mark Schumann, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2014.
Gerd Kirsten, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2014.
Christian Reuter, CEFA, Vice President. Portfolio Manager of the fund. Began managing the fund in 2014.

The following information replaces similar disclosure contained under the “MANAGEMENT” heading of the “FUND DETAILS” section of the fund’s prospectus.
Britta Weidenbach, CFA, Managing Director. Lead Portfolio Manager of the fund. Began managing the fund in 2014.
■	Head of European Equities: Frankfurt.
■	Joined Deutsche Asset Management in 1999.
■	Master’s Degree in Economics (Diplom-Volkswirtin), University of Konstanz.
Mark Schumann, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2014.
■	Joined Deutsche Asset Management in 2003.
■	Portfolio Manager - European Equities: New York.
■	Master’s Degree in Finance, University of St. Gallen (HSG), Switzerland.
Gerd Kirsten, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2014.
■	Senior Portfolio Manager - European Equities: Frankfurt.
■	Joined Deutsche Asset Management in 2009.
■	Diplom-Kaufmann in Banking, Technical University of Berlin; MBA, Columbia University.
Christian Reuter, CEFA, Vice President. Portfolio Manager of the fund. Began managing the fund in 2014.
■	Portfolio Manager - European Equities: Frankfurt.
■	Joined Deutsche Asset Management in 1999.
■	Master’s Degree in Economics and Business Administration, University of Augsburg; Certified European Financial Analyst (CEFA).

Please Retain This Supplement for Future Reference
September 5, 2017
PROSTKR-936